Equity Investments in Subsidiaries, Associates and Joint Ventures - Additional information (Detail)				4 Months Ended	12 Months Ended
	Dec. 26, 2024 shares	Dec. 06, 2024 ARS ($) customer branch shares	Oct. 11, 2023 $ / shares shares	Dec. 31, 2024 ARS ($) $ / shares shares	Dec. 31, 2024 ARS ($) producer customer office $ / shares shares	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 06, 2024 USD ($) shares	Dec. 05, 2024 $ / shares	Oct. 17, 2024 $ / shares	Aug. 20, 2024 $ / shares	Sep. 30, 2023 ARS ($)
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares		681,199,458,000						681,199,458,000
Par value per share (in dollars per share) | $ / shares				$ 1	$ 1				$ 1	$ 1	$ 1
Payments for business combinations					$ 0	$ 24,280,274,000	$ 0
Fair value of net assets acquired				$ 1,793,241,094,000	1,793,241,094,000
Debt Securities				1,009,506,228,000	1,009,506,228,000	201,900,664,000
Liabilities				26,454,235,292,000	26,454,235,292,000	17,854,034,339,000
Issued capital, ordinary shares				$ 1,244,126	$ 1,244,126
Class A ordinary shares
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares				852,117,003	852,117,003
Class B ordinary shares
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares				392,008,586	392,008,586
Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Debt Securities				$ 918,726,468,000	$ 918,726,468,000	168,067,378,000
Grupo Financiero Galicia S.A. | Negotiable Obligation
Disclosure of subsidiaries [line items]
Debt Securities		$ 83,795,437,000						$ 81,158,000
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Fair value of net assets acquired				1,793,241,094,000	1,793,241,094,000
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A. | Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		42.11%						42.11%
Percentage of equity investments		42.11%						42.11%
HSBC Bank Argentina S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		99.99383%						99.99383%
Percentage of equity investments		99.99383%						99.99383%
HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		100.00%						100.00%
Percentage of equity investments		100.00%						100.00%
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares		1,184,364,392						1,184,364,392
Income from insurance activity				68,940,102,000
Profit (loss) of acquiree since acquisition date				(170,185,166,000)
Income if combination occurred at beginning of period					1,588,425,956,000
Loss of combined entity as if combination occurred at beginning of period					42,686,474,000
Fair value of net assets acquired				1,793,057,450,000	1,793,057,450,000
Profit (loss) from associates and joint ventures					724,524,816,000
Cash transferred		$ 364,027,564,000
Total shares acquired | shares	3,997,362	1,180,367,030
Share issue related cost		$ 681,199,458,000
GGAL Holdings S.A. | Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		41.968%						41.968%
Percentage of equity investments		41.968%						41.968%
Cancellation of obligations		$ 1,132,623,107,000
Bank transfer		$ 354,443,055,000
Total shares acquired | shares		497,052,556
GGAL Holdings S.A. | HSBC Latin America B.V.
Disclosure of subsidiaries [line items]
Non-current liabilities		$ 14,544,551,000						$ 14,319,030.00
GGAL Holdings S.A. | HSBC Latin America B.V. | Negotiable Obligation
Disclosure of subsidiaries [line items]
Debt Securities		$ 82,436,043,000						$ 81,158,000
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares		1,244,125,589						1,244,125,589
Fair value of net assets acquired				137,206,000	$ 137,206,000
Total shares acquired | shares		103,739
Banco GGAL S.A. | Grupo Financiero Galicia S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		0.004%						0.004%
Percentage of equity investments		0.004%						0.004%
Non-current liabilities								$ 100,000,000
Total shares acquired | shares		43,684
Sudamericana Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Transfer or ordinary shares (in shares) | shares			4,512,697,946
Par value per share (in dollars per share) | $ / shares			$ 1
Percentage of shareholding			99.43%
Number of customers | customer					775,000
Number of branch offices | office					13
Number of insurance producers | producer					5,000
Income from insurance activity					$ 64,299,530,000
Profit (loss) of acquiree since acquisition date					(985,642,000)
Income if combination occurred at beginning of period					236,304,077,000
Loss of combined entity as if combination occurred at beginning of period					(9,346,437,000)
Payments for business combinations					24,280,276,000
Fair value of net assets acquired				34,899,862,000	34,899,862,000							$ 34,899,862,000
Profit (loss) from associates and joint ventures					10,619,586,000
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired	43.5608%
Percentage of equity investments	43.5608%
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Liabilities				19,010,578,000	19,010,578,000	24,681,000
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Liabilities				126,695,334,000	126,695,334,000	101,518,888,000
Seguros Sura SA
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired			99.434%
Percentage of equity investments			99.434%
Banco de Galicia y Bs.As. S.A.U.
Disclosure of subsidiaries [line items]
Liabilities				$ 17,253,665,742,000	$ 17,253,665,742,000	$ 15,268,463,041,000
Banco de Galicia y Bs.As. S.A.U. | GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		57.89%						57.89%
Percentage of equity investments		57.89%						57.89%
Banco de Galicia y Bs.As. S.A.U. | GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		57.695%						57.695%
Percentage of equity investments		57.695%						57.695%
Total shares acquired | shares		683,314,474
Banco de Galicia y Bs.As. S.A.U. | Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired		0.005%						0.005%
Percentage of equity investments		0.005%						0.005%
Total shares acquired | shares		60,055
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Percentage of voting interests acquired				0.01%	0.01%	0.00%
Percentage of equity investments				0.01%	0.01%	0.00%
Liabilities				$ 4,166,011,683,000	$ 4,166,011,683,000
Banco GGAL S.A. | GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Number of customers | customer		10,141
Number of business branches acquired | branch		101
Number of individuals | customer		593,330